Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Expense or (Benefit) for Income Taxes

The income tax (benefit)/expense attributable to loss consisted of the following, for the year ended December 31,:

	2024	2023
Current provision for income taxes:
Federal	$—	$(176,000)
State	—	—
Total current income tax	—	(176,000)

Deferred tax expense:
Federal	—	—
State	—	—
Total deferred tax	—	—
Total income tax	$—	$(176,000)

Schedule of Statutory Federal Income Tax Rate to Actual Expense Based on Loss Before Income Taxes

A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	2024	2023
Taxes calculated at federal rate	21.0%	21.0%
Permanent differences	(0.5)	—
State tax, net of federal impact	3.9	3.2
Return to provision	—	(0.7)
Other	(2.9)	—
Change in valuation allowance	(21.5)	(23.0)
Provision for income taxes	0.0%	0.5%

Shedule of Deferred Income Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets at December 31, are presented below:

	2024	2023
Deferred tax assets
Net operating loss carryforwards	$9,436,000	$10,002,000
Stock based compensation	4,203,000	4,019,000
Accrued Expenses	252,000	208,000
Mining equipment	1,825,000	251,000
Digital asset Impairment	335,000	842,000
Total deferred tax assets	16,051,000	15,322,000

Deferred tax liability
Mining equipment	—
Change in FV of Derivative	—	(3,546,000)
Total deferred tax liability	—	(3,546,000)

Net deferred tax assets	16,051,000	11,776,000
Valuation allowance	(16,051,000)	(11,776,000)
Net deferred tax	$—	$—